Financial Investments - Maturities of investments in debt securities at their carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Amortised cost	481,874	436,959
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	402,054	357,577
Debt securities measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	281,467	260,536
Debt securities measured at fair value through other comprehensive income | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	72,250	61,833
Amortised cost	71,831
Debt securities measured at fair value through other comprehensive income | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	131,859	123,740
Amortised cost	127,497
Debt securities measured at fair value through other comprehensive income | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	42,168	42,831
Amortised cost	40,788
Debt securities measured at fair value through other comprehensive income | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	35,190	32,132
Amortised cost	33,552
Debt securities measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	76,882	75,259
Amortised cost	76,882
Debt securities measured at amortised cost | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	6,135	5,472
Amortised cost	6,135
Debt securities measured at amortised cost | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	16,497	14,395
Amortised cost	16,499
Debt securities measured at amortised cost | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	19,439	21,431
Amortised cost	19,437
Debt securities measured at amortised cost | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	34,812	33,961
Amortised cost	34,811
Financial investments
Disclosure of financial assets [line items]
Financial assets	490,693	443,312
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	358,349	335,795
Financial investments | Not later than one year | Debt securities
Disclosure of financial assets [line items]
Financial assets	78,385	67,305
Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	148,358	138,135
Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	61,605	64,262
Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 70,001	$ 66,093